NOTE 8 - GOING CONCERN (Details Narrative) (Quarterly) (Quarterly Report [Member], USD $)	3 Months Ended		6 Months Ended		28 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014
Quarterly Report [Member]
Net Income	$ (8,398)	$ (2,209)	$ (11,313)	$ (3,614)	$ (22,607)